LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Lease Expense and Supplemental Cash Flow Information
	Year ended December 31,
	2020	2021	2022

Components of lease expense
Operating lease cost	$5,484	$4,869	$4,428
Short-term lease	$43	$100	$52
Total lease expenses	$5,527	$4,969	$4,480

	Year ended December 31,
	2020	2021	2022

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$5,489	$4,843	$4,497

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$1,773	$19,166	$1,300

Schedule of Maturities of Lease Liabilities
2023	3,799
2024	2,774
2025	2,290
2026	2,101
2027and thereafter	8,819
Total operating lease payments	19,783
Less: imputed interest	2,851
Present value of lease liability	16,932